[Federal Life Insurance Company (Mutual) Letterhead]
September 1, 2011
VIA EDGAR
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549-0506
Re: Federal Life Variable Annuity Account-A
File Nos.: 333-147464; 811-02570
CIK: 0000034867
Rule 30b2-1 Filing
Dear Sir or Madam:
We have included with this filing the semi-annual report of Federal Life Variable Annuity Account-A, which was mailed to its contract owners on August 26, 2011.
Very truly yours,
/s/ William S. Austin
William S. Austin
President and Chief Operating Officer
Federal Life Insurance Company (Mutual)

Federal Life Insurance Company (Mutual) 3750 West Deerfield Road • Riverwoods, Illinois 60015 • (847) 520-1900
August 26, 2011
To Contract Owners and Participants:
We are pleased to forward our semi-annual report for the period ending June 30, 2011, reflecting the financial condition of the Federal Life Variable Annuity Account A. Values of accumulation units for the account divisions that make up the separate account are shown under the section “Net Assets” in the statement of assets and liabilities of the account. Total net assets attributable to contract owners at the end of this period are $20,819,575.
Federal Life Variable Annuity Account A, a segregated investment established by Federal Life Insurance Company (Mutual), invests its funds at net asset value in shares of the Vanguard group of mutual funds.
The operating results of the mutual funds representing investments of the account divisions that apply to your policy may be found in the latest financial report of such mutual funds. The mutual funds reporting period may not always coincide with the reporting period for Federal Life Variable Annuity Account A.
If you have any questions or would like any additional information, please call Jen Kaplan at (800) 233-3750 extension 335. Your participation in Federal Life Variable Annuity Account A is greatly appreciated.
William S. Austin
President and Chief Operating Officer

Federal Life Variable Annuity Account A
Semi-Annual Report
June 30, 2011
(Unaudited)
Semi-Annual Report of
Federal Life Variable Annuity Account A
Prepared and provided by:
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, IL 60015
This report is submitted for the general information of owners of Federal Life Variable Annuity Account A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

Federal Life Variable Annuity Account A
Semi-Annual Report
June 30, 2011
(Unaudited)
Contents

Statement of Assets and Liabilities	1
Statement of Operations and Changes in Net Assets	3
Notes to Financial Statements	7

Federal Life Variable Annuity Account A
Statement of Assets and Liabilities
June 30, 2011
ASSETS
Investments at Market Value (note B)

Vanguard Wellesley Income Fund
24,854.128	admiral class non-qualified shares (cost $860,873) @	$54.27	$1,348,834

Vanguard Long-Term Corporate Fund
18.530	investor class qualified shares (cost $721) @	$9.38	174
70,829.265	admiral class non-qualified shares (cost $659,774) @	$9.38	664,379

Vanguard Windsor Fund
40,980.826	admiral class qualified shares (cost $1,533,872) @	$47.14	1,931,836
226,962.674	admiral class non-qualified shares (cost $9,104,893) @	$47.14	10,699,019

Vanguard Wellington Fund
1,804.469	investor class qualified shares (cost $38,792) @	$32.24	58,176
55,702.687	admiral class non-qualified shares (cost $2,287,018) @	$55.67	3,100,969

Vanguard Morgan Growth Fund
1,801.277	investor class qualified shares (cost $56,557) @	$59.64	107,428
21,679.123	admiral class non-qualified shares (cost $969,586) @	$59.64	1,292,943

Vanguard Prime Money Market Fund
50,741.050	investor class qualified shares (cost $50,741) @	$1.00	50,741
1,645,334.570	investor class non-qualified shares (cost $1,645,335) @	$1.00	1,645,335

TOTAL ASSETS			20,899,834

LIABILITIES

Accrued Expenses Due Affiliate (note C)			471
Other Due Affiliate			79,788

TOTAL LIABILITIES			80,259

NET ASSETS			$20,819,575

See notes to financial statements

Federal Life Variable Annuity Account A
Statement of Assets and Liabilities (continued)
June 30, 2011
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
CONTRACT OWNERS

Vanguard Wellesley Income Fund
58,837.451	admiral class non-qualified accumulation units @	$22.786010	$1,340,671

Vanguard Long-Term Corporate Fund
10.197	investor class qualified accumulation units @	$14.085282	144
46,446.483	admiral class non-qualified accumulation units @	$14.341100	666,094

Vanguard Windsor Fund
32,825.328	admiral class qualified accumulation units @	$44.385926	1,456,982
	Reserve For Payout Annuity		447,883
344,254.316	admiral class non-qualified accumulation units @	$30.987967	10,667,740
	Reserve For Payout Annuity		6,630

Vanguard Wellington Fund
1,895.109	investor class qualified accumulation units @	$30.643959	58,074
120,399.105	admiral class non-qualified accumulation units @	$25.660445	3,089,495

Vanguard Morgan Growth Fund
3,355.965	investor class qualified accumulation units @	$31.722341	106,459
55,551.238	admiral class non-qualified accumulation units @	$23.236238	1,290,802

Vanguard Prime Money Market Fund
10,679.138	investor class qualified accumulation units @	$4.626848	49,411
354,277.822	investor class non-qualified accumulation units @	$4.626848	1,639,190

TOTAL NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS			$20,819,575

See notes to financial statements

Federal Life Variable Annuity Account A
Statement of Operations and Changes in Net Assets
For the Periods Ended June 30, 2011 and 2010
Vanguard Wellesley Income Fund

	Admiral Class	Admiral Class
	Non-qualified	Non-qualified
	06/30/11	06/30/10
Income — Reinvested dividends	$24,315	$32,009

Expense — Mortality and expense	5,794	7,087

Net investment income	18,520	24,922

Net realized and unrealized gain (loss) on investments	43,747	(2,507)

Increase in net assets from operations	62,268	22,415

Net redemption payments disbursed	(230,433)	(59,283)

Decrease in net assets	(168,165)	(36,868)

Net Assets:
Beginning of period	1,508,836	1,689,372

End of period	$1,340,671	$1,652,504

Vanguard Long-Term Corporate Fund

	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/11	06/30/10	06/30/11	06/30/10
Income — Reinvested dividends	$5	$5	$18,570	$29,707

Expense — Mortality and expense	0	0	2,777	4,256

Net investment income	5	5	15,794	25,452

Net realized and unrealized gain (loss) on investments	(1)	6	2,890	45,443

Increase in net assets from operations	4	11	18,684	70,895

Net redemption payments disbursed	0	0	0	(451,973)

Increase (decrease) in net assets	4	11	18,684	(381,078)

Net Assets:
Beginning of period	140	127	647,410	1,021,591

End of period	$144	$138	$666,094	$640,513

See notes to financial statements

Federal Life Variable Annuity Account A
Statement of Operations and Changes in Net Assets (continued)
For the Periods Ended June 30, 2011 and 2010
Vanguard Windsor Fund

	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/11	06/30/10	06/30/11	06/30/10
Income — Reinvested dividends	$13,593	$11,247	$75,283	$63,659

Expense — Mortality and expense	6,240	5,438	46,583	41,191

Net investment income	7,352	5,809	28,699	22,468

Net realized and unrealized gain (loss) on investments	68,754	(143,525)	375,769	(839,188)

Increase (decrease) in net assets from operations	76,107	(137,716)	404,468	(816,720)

Net redemption payments disbursed	(47,837)	(59,550)	(414,703)	(62,998)

Increase (decrease) in net assets	28,270	(197,266)	(10,235)	(879,718)

Net Assets:
Beginning of period	1,876,596	1,719,086	10,684,607	9,630,167

End of period	$1,904,866	$1,521,820	$10,674,372	$8,750,449

Vanguard Wellington Fund

	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/11	06/30/10	06/30/11	06/30/10
Income — Reinvested dividends	$798	$725	$43,812	$47,109

Expense — Mortality and expense	243	214	13,173	13,266

Net investment income	554	511	30,639	33,843

Net realized and unrealized gain (loss) on investments	2,036	(2,389)	108,334	(148,400)

Increase (decrease) in net assets from operations	2,591	(1,878)	138,973	(114,557)

Net redemption payments disbursed	0	0	(91,665)	(630)

Increase (decrease) in net assets	2,591	(1,878)	47,308	(115,187)

Net Assets:
Beginning of period	55,483	50,440	3,042,187	3,114,288

End of period	$58,074	$48,562	$3,089,495	$2,999,101

See notes to financial statements

Federal Life Variable Annuity Account A
Statement of Operations and Changes in Net Assets (continued)
For the Periods Ended June 30, 2011 and 2010
Vanguard Morgan Growth Fund

	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/11	06/30/10	06/30/11	06/30/10
Income — Reinvested dividends	$0	$0	$0	$0

Expense — Mortality and expense	443	364	5,294	3,722

Net investment loss	(443)	(364)	(5,294)	(3,722)

Net realized and unrealized gain (loss) on investments	6,716	(5,485)	74,947	(56,172)

Increase (decrease) in net assets from operations	6,273	(5,848)	69,653	(59,894)

Net purchase payments received	0	0	195,169	0

Increase (decrease) in net assets	6,273	(5,848)	264,822	(59,894)

Net Assets:
Beginning of period	100,186	84,997	1,025,980	870,431

End of period	$106,459	$79,149	$1,290,802	$810,537

Vanguard Prime Money Market Fund

	Investor Class	Investor Class	Investor Class	Investor Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/11	06/30/10	06/30/11	06/30/10
Income — Reinvested dividends	$24	$13	$532	$285

Expense — Mortality and expense	313	326	7,012	7,531

Net investment loss	(289)	(314)	(6,480)	(7,247)

Decrease in net assets from operations	(289)	(314)	(6,480)	(7,247)

Net redemption payments disbursed	(27,240)	(330)	(13,582)	(189,807)

Decrease in net assets	(27,526)	(644)	(20,025)	(197,051)

Net Assets:
Beginning of period	76,937	77,876	1,659,215	1,862,636

End of period	$49,411	$77,232	$1,639,190	$1,665,585

See notes to financial statements

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (continued)
For the Periods Ended June 30, 2011 and 2010
Federal Life Equity Portfolio

	06/30/11	06/30/10
Income — Reinvested dividends	$0	$0

Expense — Mortality and expense	0	0

Net investment income	0	0

Net realized gain (loss) on investments	211	(482)

Increase (decrease) in net assets from operations	211	(482)

Net redemption payments disbursed	(9,504)	0

Decrease in net assets	(9,293)	(482)

Net Assets:
Beginning of period	9,293	7,976

End of period	$0	$7,494

Federal Life Fixed Income Portfolio

	06/30/11	06/30/10
Income — Reinvested dividends	$0	$0

Expense — Mortality and expense	0	0

Net investment income	0	0

Net realized gain on investments	77	110

Increase in net assets from operations	77	110

Net redemption payments disbursed	(2,723)	0

Increase (decrease) in net assets	(2,646)	110

Net Assets:
Beginning of period	2,646	2,500

End of period	$0	$2,610

See notes to financial statements

Federal Life Variable Annuity Account A
Notes to Financial Statements
June 30, 2011
Note A — The Account
Federal Life Variable Annuity Account A (the “Account”) is a separate account of Federal Life Insurance Company (Mutual) (“Federal Life”). The Account is registered as a unit investment trust under the Investment Company Act of 1940.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Federal Life’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.
Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal Life and may result in additional amounts being transferred in to the variable annuity account by Federal Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Federal Life.
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Note B — Investments
The net asset value of the investment in each mutual fund represents the fair value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain distributions are recorded as income on the ex-dividend date, with the distributions being reinvested. Long-term capital gain distributions are recorded on the ex-dividend date as net realized and unrealized gain (loss) by investments, with the distribution being reinvested. Cost represents the average cost of shares purchased, less redemptions.
The cost of purchases and proceeds from sales of investments for the periods ended June, 2011 and 2010 were as follows:

	2011		2010
	Purchases	Sales	Purchases	Sales
Vanguard Wellesley Income Fund	$—	$230,433	$—	$59,283
Vanguard Long-Term Corporate Fund	—	—	—	451,973
Vanguard Windsor Fund	—	462,540	—	122,548
Vanguard Wellington Fund	84,372	176,037	—	630
Vanguard Morgan Growth Fund	261,708	66,539	—	—
Vanguard Prime Money Market Fund	—	40,821	—	190,137
Federal Life Equity Portfolio	—	9,504	—	—
Federal Life Fixed Income Portfolio	—	2,723	—	—

	$346,080	$988,598	$—	$824,571

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2011
Note C — Mortality and Expense Assurances
Deductions of .00233% per daily valuation period (annual basis of .85%) of the current value of the Account are made to Federal Life for mortality and expense assurances.
Note D — Federal Income Taxes
The operations of the Account form a part of, and are taxed with, the operations of Federal Life, which under the Internal Revenue Code is taxed as a “life insurance company”. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income, or on the realized gain on the Account.

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2011
Note E — Changes in Units Outstanding
Vanguard Wellesley Income Fund

	Admiral Class	Admiral Class
	Non-qualified	Non-qualified
	06/30/11	06/30/10
Unit value, beginning of period	$21.76	$19.82

Unit value, end of period	$22.79	$20.09

Number of units outstanding, beginning of period	69,335.493	85,220.220

Withdrawals	(2,398.510)	(2,947.322)

Transfers between Account divisions, net	(8,099.533)	0.000

Number of units outstanding, end of period	58,837.450	82,272.898

Vanguard Long-Term Corporate Fund

	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/11	06/30/10	06/30/11	06/30/10
Unit value, beginning of period	$13.70	$12.48	$13.94	$12.68

Unit value, end of period	$14.09	$13.56	$14.34	$13.79

Number of units outstanding, beginning of period	10.197	10.197	46,446.483	80,559.354

Withdrawals	0.000	0.000		(387.641)

Transfers between Account divisions, net	0.000	0.000		(33,725.230)

Number of units outstanding, end of period	10.197	10.197	46,446.483	46,446.483

Vanguard Windsor Fund

	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/11	06/30/10	06/30/11	06/30/10
Unit value, beginning of period	$42.80	$37.57	$29.88	$26.23

Unit value, end of period	$44.39	$34.35	$30.99	$23.98

Number of units outstanding, beginning of period	33,362.071	34,474.679	357,334.639	366,937.110

Withdrawals	(536.743)	(1,054.007)	(13,080.323)	(2,319.759)

Transfers between Account divisions, net	0.000	0.000	0.000	0.000

Number of units outstanding, end of period	32,825.328	33,420.672	344,254.316	364,617.351

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2011
Note E — Changes in Units Outstanding (continued)
Vanguard Wellington Fund

	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/11	06/30/10	06/30/11	06/30/10
Unit value, beginning of period	$29.28	$26.62	$24.51	$22.26

Unit value, end of period	$30.64	$25.62	$25.66	$21.44

Number of units outstanding, beginning of period	1,895.109	1,895.109	124,122.540	139,892.839

Withdrawals	0.000	0.000	(1,797.668)	(27.983)

Transfers between Account divisions, net	0.000	0.000	(1,925.766)	0.000

Number of units outstanding, end of period	1,895.109	1,895.109	120,399.106	139,864.855

Vanguard Morgan Growth Fund

	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/11	06/30/10	06/30/11	06/30/10
Unit value, beginning of period	$29.85	$25.33	$21.87	$18.55

Unit value, end of period	$31.72	$23.58	$23.24	$17.28

Number of units outstanding, beginning of period	3,355.965	3,355.965	46,918.577	46,918.577

Withdrawals	0.000	0.000	(20.147)	0.000

Transfers between Account divisions, net	0.000	0.000	8,652.808	0.000

Number of units outstanding, end of period	3,355.965	3,355.965	55,551.238	46,918.577

Vanguard Prime Money Market Fund

	Investor Class	Investor Class	Investor Class	Investor Class
	Qualified	Qualified	Non-qualified	Non-qualified
	06/30/11	06/30/10	06/30/11	06/30/10
Unit value, beginning of period	$4.64	$4.68	$4.64	$4.68

Unit value, end of period	$4.63	$4.66	$4.63	$4.66

Number of units outstanding, beginning of period	16,563.685	16,634.135	357,210.825	397,853.524

Withdrawals	(5,884.547)	(70.450)	0.000	(10,808.118)

Transfers between Account divisions, net	0.000	0.000	(2,933.003)	(29,834.581)

Number of units outstanding, end of period	10,679.138	16,563.685	354,277.822	357,210.825

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2011
Note E — Changes in Units Outstanding (continued)
Federal Life Equity Portfolio

	06/30/11	06/30/10
Unit value, beginning of year	$12.53	$10.76

Unit value, end of year	$0.00	$10.11

Number of units outstanding, beginning of year	741.469	741.469

Net contract purchase payments	0.000	0.000

Withdrawals	(741.469)	0.000

Transfers between Account divisions, net	0.000	0.000

Number of units outstanding, end of year	0.000	741.469

Federal Life Fixed Income Portfolio

	06/30/11	06/30/10
Unit value, beginning of year	$10.57	$9.99

Unit value, end of year	$0.00	$10.43

Number of units outstanding, beginning of year	250.271	250.271

Net contract purchase payments	0.000	0.000

Withdrawals	(250.271)	0.000

Transfers between Account divisions, net	0.000	0.000

Number of units outstanding, end of year	0.000	250.271

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2011

Note F —	Summary of units outstanding, unit values, expenses and total return for each of the five periods ended June 30:
Vanguard Wellesley Income Fund
Admiral / Investor Class Non-qualified

				Annual
				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2011	58,837.451	$22.79	$1,340,671	0.85%	4.13%
June 30, 2010	82,272.898	20.09	1,652,504	0.85%	2.68%
June 30, 2009	88,621.431	17.52	1,552,727	0.85%	1.72%
June 30, 2008	88,959.384	18.30	1,628,372	0.85%	-10.21%
June 30, 2007	81,285.813	18.81	1,529,178	0.85%	5.41%
Vanguard Long-Term Corporate Fund
Investor Class Qualified

				Annual
				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2011	10.197	$14.09	$144	0.85%	2.86%
June 30, 2010	10.197	13.56	138	0.85%	16.60%
June 30, 2009	10.197	11.50	117	0.85%	-1.72%
June 30, 2008	10.197	11.14	114	0.85%	-7.51%
June 30, 2007	10.197	10.89	111	0.85%	-3.66%
Vanguard Long-Term Corporate Fund
Admiral / Investor Class Non-qualified

				Annual
				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2011	46,446.483	$14.34	$666,094	0.85%	2.89%
June 30, 2010	46,446.483	13.79	640,513	0.85%	17.06%
June 30, 2009	81,040.501	11.68	946,671	0.85%	-1.18%
June 30, 2008	82,325.993	11.30	930,404	0.85%	-4.72%
June 30, 2007	83,315.697	11.04	919,524	0.85%	-3.41%

*	Annualized for periods prior to June 2011

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2011

Note F —	Summary of units outstanding, unit values, expenses and total return for each of the five periods ended June 30 (continued):
Vanguard Windsor Fund
Admiral / Investor Class Qualified

				Annual
				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets (1)	Net Assets	Return*
June 30, 2011	32,825.328	$44.39	$1,456,983	0.85%	4.06%
June 30, 2010	33,420.672	34.35	1,148,103	0.85%	-17.00%
June 30, 2009	34,474.679	29.97	1,033,096	0.85%	6.88%
June 30, 2008	66,011.473	39.85	2,630,376	0.85%	-33.33%
June 30, 2007	72,185.326	53.27	3,845,063	0.85%	12.18%
Vanguard Windsor Fund
Admiral / Investor Class Non-qualified

				Annual
				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets (1)	Net Assets	Return*
June 30, 2011	344,254.316	$30.99	$10,667,741	0.85%	3.79%
June 30, 2010	364,617.351	23.98	8,744,817	0.85%	-17.77%
June 30, 2009	385,739.008	20.92	8,070,155	0.85%	10.67%
June 30, 2008	456,266.523	27.82	12,693,014	0.85%	-34.32%
June 30, 2007	487,005.463	37.19	18,110,731	0.85%	13.27%
Vanguard Wellington Fund
Investor Class Qualified

				Annual
				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2011	1,895.109	$30.64	$58,074	0.85%	4.67%
June 30, 2010	1,895.109	25.62	48,562	0.85%	-13.09%
June 30, 2009	1,895.109	22.99	43,569	0.85%	8.55%
June 30, 2008	1,895.109	26.83	50,837	0.85%	-12.14%
June 30, 2007	1,895.109	28.05	53,153	0.85%	12.63%
Vanguard Wellington Fund
Admiral / Investor Class Non-qualified

				Annual
				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2011	120,399.105	$25.66	$3,089,495	0.85%	4.57%
June 30, 2010	139,864.856	21.44	2,999,101	0.85%	-7.50%
June 30, 2009	138,862.265	19.22	2,669,281	0.85%	7.38%
June 30, 2008	144,453.944	22.40	3,236,465	0.85%	-11.99%
June 30, 2007	139,443.798	23.40	3,263,112	0.85%	11.51%

*	Annualized for periods prior to June 2011

(1)	Does not include payout reserve

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2011

Note F —	Summary of units outstanding, unit values, expenses and total return for each of the five periods ended June 30 (continued):
Vanguard Morgan Growth Fund
Admiral / Investor Class Qualified

				Annual
				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2011	3,355.965	$31.72	$106,459	0.85%	6.26%
June 30, 2010	3,355.965	23.58	79,149	0.85%	-14.25%
June 30, 2009	3,355.965	20.62	69,206	0.85%	10.95%
June 30, 2008	4,992.336	29.30	146,291	0.85%	-18.82%
June 30, 2007	5,075.111	31.56	160,171	0.85%	16.30%
Vanguard Morgan Growth Fund
Admiral / Investor Class Non-qualified

				Annual
				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2011	55,551.238	$23.24	$1,290,802	0.85%	6.79%
June 30, 2010	46,918.577	17.28	810,537	0.85%	-14.25%
June 30, 2009	46,918.577	15.11	708,714	0.85%	13.03%
June 30, 2008	51,282.998	21.46	1,100,746	0.85%	-18.86%
June 30, 2007	52,387.352	23.12	1,211,062	0.85%	14.49%
Vanguard Prime Money Market Fund
Investor Class Qualified

				Annual
				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2011	10,679.138	$4.63	$49,411	0.85%	-0.37%
June 30, 2010	16,563.685	4.66	77,232	0.85%	-0.81%
June 30, 2009	16,996.447	4.70	79,845	0.85%	0.06%
June 30, 2008	17,067.455	4.66	79,544	0.85%	2.17%
June 30, 2007	50,760.230	4.51	229,068	0.85%	5.26%
Vanguard Prime Money Market Fund
Investor Class Non-qualified

				Annual
				Expenses as a
				% of Average	Total
Period	Units	Unit Value	Net Assets	Net Assets	Return*
June 30, 2011	354,277.822	$4.63	$1,639,190	0.85%	-0.39%
June 30, 2010	357,210.825	4.66	1,665,585	0.85%	-0.82%
June 30, 2009	411,209.943	4.70	1,931,751	0.85%	0.06%
June 30, 2008	424,251.085	4.66	1,977,256	0.85%	2.23%
June 30, 2007	472,821.871	4.51	2,133,726	0.85%	4.22%

*	Annualized for periods prior to June 2011

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2011
Note G — Fair Value Measurements
Generally accepted accounting principles in the United States of America (GAAPUSA) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal or, in the absence of a principal market, the most advantageous market accessible to the reporting entity at the measurement date. Under GAAPUSA, the principal market is the market in which the reporting entity would sell the asset or transfer the liability with the greatest volume and level of activity. The most advantageous market, which may be a hypothetical market, is the market in which the reporting entity would sell the asset or transfer the liability with the price that maximizes the amount that would be received for the asset or minimizes the amount that would be paid to transfer the liability, considering transaction costs in the respective market.
GAAPUSA describes three approaches to measuring fair value: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques based on the degree to which such inputs are observable to market participants. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.
The Fund’s investments are classified in one of the following three categories based upon the inputs used to determine their respective fair values.
Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 — Observable market-based inputs or unobservable inputs that are corroborated by market data. These inputs may include quoted prices in a market that is not active.
Level 3 — Unobservable inputs that cannot be corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.
When the inputs used to value an investment fall into more than one level, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s fair value measurement. Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and is dependent on factors specific to the investment.
Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV, based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by Vanguard at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
June 30, 2011
Note G — Fair Value Measurements (continued)
The following table presents information about the Account’s assets measured at fair value on a recurring basis as of June 30, 2011 and indicates the fair value hierarchy of the valuation techniques utilized by the Account to detemine such fair value:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets:
Vanguard Wellesley Income Fund Admiral class nonqualified	$—	$1,348,834	$—	$1,348,834
Vanguard Long-Term Corporate Fund Investor class qualified	—	174	—	174
Vanguard Long-Term Corporate Fund Admiral class nonqualified	—	664,379	—	664,379
Vanguard Windsor Fund Admiral class qualified	—	1,931,836	—	1,931,836
Vanguard Windsor Fund Admiral class nonqualified	—	10,699,019	—	10,699,019
Vanguard Wellington Fund Investor class qualified	—	58,176	—	58,176
Vanguard Wellington Fund Admiral class nonqualified	—	3,100,969	—	3,100,969
Vanguard Morgan Growth Fund Admiral class qualified	—	107,428	—	107,428
Vanguard Morgan Growth Fund Admiral class nonqualified	—	1,292,943	—	1,292,943
Vanguard Prime Money Market Fund Investor class qualified	—	50,741	—	50,741
Vanguard Prime Money Market Fund Investor class nonqualified	—	1,645,335	—	1,645,335

Total Assets	$—	$20,899,834	$—	$20,899,834